Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following are the major categories of financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	September 30, 2021
Description	Level 1	Level 2	Level 3	Total
Assets:
Mortgage loans at fair value	$—	$11,736,642	$—	$11,736,642
IRLCs	—	—	14,476	14,476
FLSCs	—	129,331	—	129,331
Investment securities at fair value, pledged	—	41,809	—	41,809
Mortgage servicing rights	—	—	2,900,310	2,900,310

Total assets	$—	$11,907,782	$2,914,786	$14,822,568

Liabilities:
IRLCs	$—	$—	$50,510	$50,510
FLSCs	—	10,924	—	10,924
Public and Private Warrants	10,307	4,310	—	14,617

Total liabilities	$10,307	$15,234	$50,510	$76,051

	December 31, 2020
Description	Level 1	Level 2	Level 3	Total
Assets:
Mortgage loans at fair value	$—	$7,916,515	$—	$7,916,515
IRLCs	—	—	60,248	60,248
FLSCs	—	824	—	824

Total assets	$—	$7,917,339	$60,248	$7,977,587

Liabilities:
IRLCs	$—	$—	$670	$670
FLSCs	—	65,567	—	65,567

Total liabilitie s	$—	$65,567	$670	$66,237

Quantitative Information on Recurring Level 3 Fair Value Financial Instruments
The following table present quantitative information about the inputs used in recurring Level 3 fair value financial instruments and the fair value measurements for IRLCs:

Unobservable Input - IRLCs	September 30, 2021	December 31, 2020
Pullthrough rate (weighted avg)	88%	92%

Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis
The following table presents the carrying amounts and estimated fair value of the Company’s financial liabilities that are not measured at fair value on a recurring or nonrecurring basis (in thousands)
.

	September 30, 2021		December 31, 2020
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
2020 Senior Notes, due 11/15/25	$790,966	$810,200	$789,323	$841,300
2021 Senior Notes, due 4/15/29	693,404	682,668	—	—

UNITED WHOLESALE MORTGAGE, LLC
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following are the major categories of financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	December 31, 2020
Description	Level 1	Level 2	Level 3	Total
Mortgage loans at fair value	$—	$7,916,515	$—	$7,916,515
IRLCs	—	—	59,579	59,579
FLSCs	—	(64,743)	—	(64,743)

Total	$—	$7,851,772	$59,579	$7,911,351

	December 31, 2019
Description	Level 1	Level 2	Level 3	Total
Mortgage loans at fair value	$—	$5,446,310	$—	$5,446,310
IRLCs	—	—	16,786	16,786
FLSCs	—	(14,506)	—	(14,506)

Total	$—	$5,431,804	$16,786	$5,448,590